PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 99.3% of Net Assets
	Air Freight & Logistics - 7.0%
10,090	FedEx Corp.	$2,537,837
37,900	United Parcel Service, Inc., Class B	6,315,277
	Total Air Freight & Logistics	$8,853,114
	Banks - 4.9%
119,660	Bank of America Corp.	$2,882,609
137,625	Wells Fargo & Co.	3,235,564
	Total Banks	$6,118,173
	Beverages - 1.5%
37,850	Coca-Cola Co.	$1,868,654
	Total Beverages	$1,868,654
	Biotechnology - 1.2%
3,172(a)	Biogen, Inc.	$ 899,833
1,242(a)	Regeneron Pharmaceuticals, Inc.	695,247
	Total Biotechnology	$1,595,080
	Building Products - 1.7%
70,144	Carrier Global Corp.	$2,142,198
	Total Building Products	$2,142,198
	Capital Markets - 5.2%
2,997	BlackRock, Inc.	$1,688,959
16,140	CME Group, Inc.	2,700,384
6,048	S&P Global, Inc.	2,180,909
	Total Capital Markets	$6,570,252
	Chemicals - 2.0%
20,652	International Flavors & Fragrances, Inc.	$2,528,837
	Total Chemicals	$2,528,837
	Diversified Telecommunication Services - 4.3%
92,065	Verizon Communications, Inc.	$5,476,947
	Total Diversified Telecommunication Services	$5,476,947
	Energy Equipment & Services - 0.9%
72,382	Schlumberger, Ltd.	$1,126,264
	Total Energy Equipment & Services	$1,126,264
	Entertainment - 1.6%
16,470	Walt Disney Co.	$2,043,598
	Total Entertainment	$2,043,598
	Food & Staples Retailing - 2.1%
18,480	Walmart, Inc.	$2,585,537
	Total Food & Staples Retailing	$2,585,537
	Health Care - 2.7%
20,588	Zoetis, Inc.	$3,404,637
	Total Health Care	$3,404,637
	Health Care Equipment & Supplies - 4.0%
16,360	Danaher Corp.	$3,522,799
14,592	Medtronic PLC	1,516,400
	Total Health Care Equipment & Supplies	$5,039,199
	Hotels, Restaurants & Leisure - 2.8%
23,555(a)	Shake Shack, Inc.	$1,518,826
23,771	Starbucks Corp.	2,042,404
	Total Hotels, Restaurants & Leisure	$3,561,230
	Insurance - 0.7%
24,511	Hartford Financial Services Group, Inc.	$ 903,475
	Total Insurance	$ 903,475
	Interactive Media & Services - 6.2%
2,782(a)	Alphabet, Inc.	$4,077,299
14,037(a)	Facebook, Inc.	3,676,290
	Total Interactive Media & Services	$7,753,589
	Internet & Direct Marketing Retail - 5.9%
2,382(a)	Amazon.com, Inc.	$7,500,275
	Total Internet & Direct Marketing Retail	$7,500,275
	IT Services - 5.6%
9,981(a)	Akamai Technologies, Inc.	$1,103,300
29,587	Visa, Inc.	5,916,512
	Total IT Services	$7,019,812
	Life Sciences Tools & Services - 1.5%
18,814	Agilent Technologies, Inc.	$1,899,085
	Total Life Sciences Tools & Services	$1,899,085
	Machinery - 2.1%
10,021	Caterpillar, Inc.	$1,494,632
17,522	Otis Worldwide Corp.	1,093,723
	Total Machinery	$2,588,355
	Pharmaceuticals - 4.8%
109,903(a)	Elanco Animal Health, Inc.	$3,069,591
9,385	Johnson & Johnson	1,397,239
18,288	Merck & Co., Inc.	1,516,990
	Total Pharmaceuticals	$5,983,820
Shares		Value
	Road & Rail - 3.4%
21,600	Union Pacific Corp.	$4,252,392
	Total Road & Rail	$4,252,392
	Semiconductors & Semiconductor Equipment - 5.5%
19,445	Analog Devices, Inc.	$2,270,010
6,147	Lam Research Corp.	2,039,267
4,863	NVIDIA Corp.	2,631,953
	Total Semiconductors & Semiconductor Equipment	$6,941,230
	Software - 6.0%
33,951	Microsoft Corp.	$7,140,914
8,017	Oracle Corp.	478,615
	Total Software	$7,619,529
	Software & Services - 4.8%
17,792	Mastercard, Inc.	$6,016,721
	Total Software & Services	$6,016,721
	Specialty Retail - 1.9%
8,760	Home Depot, Inc.	$2,432,740
	Total Specialty Retail	$2,432,740
	Technology Hardware, Storage & Peripherals - 6.0%
65,449	Apple, Inc.	$7,579,649
	Total Technology Hardware, Storage & Peripherals	$7,579,649
	Textiles, Apparel & Luxury Goods - 3.0%
29,830	NIKE, Inc., Class B	$3,744,858
	Total Textiles, Apparel & Luxury Goods	$3,744,858
	TOTAL COMMON STOCKS
	(Cost $88,659,567)	$125,149,250
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $88,659,567)	$125,149,250
	OTHER ASSETS AND LIABILITIES - 0.7%	$ 859,586
	NET ASSETS - 100.0%	$126,008,836

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$125,149,250	$–	$–	$125,149,250
Total Investments in Securities	$125,149,250	$–	$–	$125,149,250

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.